13. OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables Tables
Other payables

The group of other payables classified in current and non-current liabilities is comprised as follows:

				Consolidated
	Current		Non-current
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Payables to related parties (Note 18 b)	57,008	10,927
Derivative financial instruments (Note 12 I)		121
Dividends and interest on capital payable (Note 12 I) (1)	510,692	484,570
Advances from customers	68,521	90,720
Taxes in installments (Note 15)	21,551	24,444	79,242	83,312
Profit sharing – employees	42,699	211,791
Freight provision	81,699	57,586
Provision for industrial restructuring	1,350	13,000
Taxes payable			8,410	8,518
Other provision	152,205	23,162
Third party materials in our possession	231	288
Other payables	123,945	105,115	41,671	39,307
	1,059,901	1,021,724	129,323	131,137

(1)	Dividends payable by the subsidiary CSN Mineração.